Average Annual Total Returns (Vanguard S&P Mid-Cap 400 Index Fund ETF)	Vanguard S&P Mid-Cap 400 Index Fund Vanguard S&P Mid-Cap 400 Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard S&P Mid-Cap 400 Index Fund Vanguard S&P Mid-Cap 400 Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard S&P Mid-Cap 400 Index Fund Vanguard S&P Mid-Cap 400 Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard S&P Mid-Cap 400 Index Fund Vanguard S&P Mid-Cap 400 Index Fund - ETF Shares 9/1/2013 - 8/31/2014	S&P MidCap 400 Index Vanguard S&P Mid-Cap 400 Index Fund Vanguard S&P Mid-Cap 400 Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.30%	32.95%	19.03%	33.24%	33.50%
Since Inception	20.54%	20.30%	16.36%	20.55%	20.71%